SUPPLEMENT DATED OCTOBER 31, 2008

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

PROSPECTUS DATED MAY 2, 2008

1.)

Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio) is now called the Neuberger Berman AMT Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio). All references in the Prospectus and Statement of Additional Information to “Neuberger Berman AMT Lehman Brothers Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio)” will be replaced with “Neuberger Berman AMT Short Duration Bond Portfolio (Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio).”

2.)	There has been a change to Exhibit 1 of Prospectus. The following was added to Section II.6 of Schedule F of Form ADV:

J. Scott Davison, ChFC

DOB: 01/31/64

Education: graduate of Middlebury College

Chief Financial Officer *06/2004 to present

Senior Vice President, Strategic Planning and Corporate Development *07/2002 to 06/2004

3.)	There has been a change to Exhibit 1 of Prospectus. The following “Item of Form” number, “II 12.A (3) & (4)”, was added to the following paragraph of Schedule F of Form ADV:

II 12.A (3) & (4)

In executing transactions, the Advisor will attempt to obtain the best execution for a Portfolio, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of service, the difficulty of execution, the operational facilities of the firms involved and the firms risk in positioning a block of securities. In effecting purchases and sales, the Advisor may pay higher commission rates than the lowest available when the Advisor believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction. The Advisor may use research services for clients other than the client on whose behalf the research was actually earned.

This Supplement should be retained with the Prospectus for future reference.